Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000255141 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000255141 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	85.90%
C000255141 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251303 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000251303 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.20%
C000251303 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.90%
C000251303 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.10%
C000251303 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000251303 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000251303 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.50%
C000244865 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000244865 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000244865 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000244865 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000244865 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000244865 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000244865 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000244865 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000244865 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000244865 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
C000244865 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000244865 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000244865 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000248102 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000248102 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.20%
C000248102 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	13.30%
C000248102 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.80%
C000248102 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248102 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.50%
C000248102 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000248102 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.60%
C000257148 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000257148 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000257148 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000257148 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000257148 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000257148 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000257148 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000257148 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000257148 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000257148 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%
C000257148 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000257148 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000257148 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000240773 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000240773 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.80%
C000240773 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	20.40%
C000240773 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.70%
C000240773 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.20%
C000240773 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.40%
C000240773 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000240773 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000241063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000241063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000241063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000241063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000241063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000241063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000241063 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241063 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000243005 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000243005 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	80.70%
C000243005 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.90%
C000243005 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000243909 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000243909 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.30%
C000243909 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000243909 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243909 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.70%
C000243909 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000243910 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
C000243910 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	8.00%
C000243910 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.80%
C000243910 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.20%
C000243910 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.10%
C000243910 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.90%
C000243910 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.10%
C000243910 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.00%
C000243910 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243910 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243910 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000221056 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000221056 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000221056 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000221056 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000221056 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000221056 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000221056 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000221056 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000221056 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000221056 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%
C000221056 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000221056 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000225965 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000225965 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	18.00%
C000225965 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.90%
C000225965 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.30%
C000225965 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.70%
C000225965 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.20%
C000225965 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000231437 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000231437 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.70%
C000231437 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.30%
C000231437 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.60%
C000231437 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.00%
C000231437 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%
C000231437 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.70%
C000231437 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.80%
C000231437 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000231437 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231437 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231073 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000231073 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.50%
C000231073 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.50%
C000231073 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000231073 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%
C000231073 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.60%
C000231073 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000231073 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000231073 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000221046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000221046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000221046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000221046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000221046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000221046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000221046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000221046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000221046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000221046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000221046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000221046 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000218815 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000218815 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.40%
C000218815 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.40%
C000218815 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000218815 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.90%
C000218815 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000218815 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.50%
C000218815 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000218815 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	8.30%
C000218815 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000218815 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000218815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000218319 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000218319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000218319 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000218319 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000218319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000218319 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000218319 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000218319 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000218319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
C000218319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000218319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000218319 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000216193 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000216193 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.60%
C000216193 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.40%
C000216193 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.60%
C000216193 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.00%
C000216193 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.80%
C000216193 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000216193 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.40%
C000216193 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000216193 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%
C000216193 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.00%
C000216193 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.30%
C000216193 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000209992 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000209992 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000209992 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000209992 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000209992 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000209992 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000209992 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000209992 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000209992 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000209992 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000209992 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000209992 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000200805 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000200805 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.80%
C000200805 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	14.50%
C000200805 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.70%
C000200805 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.70%
C000200805 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.60%
C000200805 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.60%
C000200805 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.70%
C000200805 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.50%
C000200805 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.00%
C000200805 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.40%
C000200805 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000200806 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000200806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000200806 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000200806 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000200806 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000200806 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000200806 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000200806 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000200806 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000200806 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000200806 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000200806 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000194674 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000194674 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000194674 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000194674 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000194674 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000194674 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000194674 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000194674 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000194674 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000194674 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000194674 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000194674 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000200803 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000200803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000200803 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
C000200803 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000200803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000200803 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000200803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000200803 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000200803 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000200803 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000200803 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000200804 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000200804 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.90%
C000200804 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	62.80%
C000200804 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	15.50%
C000200804 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	12.70%
C000200804 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000141385 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000141385 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.60%
C000141385 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.70%
C000141385 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.30%
C000141385 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	16.90%
C000141385 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.60%
C000141385 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000141385 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	11.10%
C000141385 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.10%
C000141385 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.10%
C000141385 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000141386 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000141386 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.10%
C000141386 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	11.10%
C000141386 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	11.40%
C000141386 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.50%
C000141386 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	19.30%
C000141386 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000141386 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000141386 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000141386 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.40%
C000141386 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000141386 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	4.30%
C000141386 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000146462 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000146462 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000146462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000146462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000146462 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000146462 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000146462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000146462 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000146462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000146462 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000146462 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000146462 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000168940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000168940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000168940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000168940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000168940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000168940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000168940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000168940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000168940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000168940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000168940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000168940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000173015 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000173015 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000173015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000173015 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000173015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000173015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000173015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000173015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000173015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000173015 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000173015 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000194672 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000194672 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000194672 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000194672 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000194672 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000194672 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000194672 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000194672 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000194672 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000194672 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000194672 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000194672 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194673 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000194673 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000194673 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000194673 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000194673 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000194673 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000194673 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000194673 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000194673 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000194673 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000194673 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000194673 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%

[1]	Put Options Purchased
[2]	Put Options Purchased